Summary of Significant Accounting Policies - Schedule of Inputs Into the Respective Models (Detail)	Jun. 30, 2022 yr shares	Mar. 02, 2022 shares yr
Stock Price
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions	3.67	9.43
Simulated trading days
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions	1,177	1,198
Volatility
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions	95	77
Risk-free Rate
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions	2.98	1.74
Estimated time to expiration
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions | yr	4.67	5